Lease liabilities - Summary of Lease Libilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Non-current lease liabilities	$ 272	$ 276	$ 288
Current lease liabilities	$ 294	$ 266	$ 263